UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Franklin Templeton Investments Corp.
Address: 200 King Street West, Suite 1500
         Toronto, Ontario, Canada, Canada M5H 3T4




Form 13F File Number: 028-06143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brad G. Beuttenmiller
Title:   Senior Vice President and Chief Counsel, Canada and Corporate Secretary
Phone:   416-957-6000


Signature, Place, and Date of Signing:


/s/BRAD G. BEUTTENMILLER     Toronto, Ontario             February 4, 2009
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number   Name
028-00734              Franklin Resources, Inc.